SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 10) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalent	$ 503,470	$ 326,713	$ 0
Working capital (excluding cash and cash equivalents)		1,899,674	489,870
Total working capital		$ 2,226,387	$ 489,870